Other Income, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Other Income, Net (Details) [Line Items]
Other expense			$ 0	$ 0
Related Party [Member]
Other Income, Net (Details) [Line Items]
Other income	$ 4,700,000	$ 0	0	$ 1,400,000
Other expense			700,000
Forward Purchase Agreements [Member]
Other Income, Net (Details) [Line Items]
Other income			400,000
Other expense			30,700,000
Forward Purchase Agreements [Member] | Related Party [Member]
Other Income, Net (Details) [Line Items]
Other expense			$ 9,100,000